Assets Held for Sale (Tables)	6 Months Ended
Jun. 30, 2024
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Disclosure of Assets Classified as Held for Sale	At 30 June 2024 and 31 December 2023, assets held for sale comprised:

	30 June 2024	31 December 2023
	£m	£m
Assets
Property, plant and equipment	13	13
Total assets held for sale	13	13